COMMITMENTS AND CONTINGENCIES (Detail) $ in Millions	9 Months Ended
Oct. 01, 2016 USD ($)
Minimum
Contingencies
Claim amount per occurrence	$ 0.0
Maximum
Contingencies
Claim amount per occurrence	$ 2.0